FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Rent Deferrals Granted and Scheduled Deferral Repayments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Lessee Aircraft	Dec. 31, 2021
Flight Equipment Held for Operating Lease [Abstract]
Number of lessees executing agreements to defer rent payment obligations | Lessee	16
Number of aircraft for which rent payment obligations have been deferred | Aircraft	37
Average deferral period for rent payment obligations	9 months
Rent Deferrals Granted [Abstract]
2020	$ 53,998
2021	9,983
2022	0
Thereafter	0
Total	63,981
Scheduled Deferral Repayments [Abstract]
2020	5,457
2021	24,514
2022	14,274
Thereafter	19,736
Total	$ 63,981
Forecast [Member]
Flight Equipment Held for Operating Lease [Abstract]
Percentage of deferred rent payment obligations that have been repaid		50.00%